Advances For Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]
	December 31, 2011	June 30, 2012
Pre-delivery installments	143,131	209,981
Capitalized interest and finance costs	2,773	4,863
Other capitalized costs	2,469	2,725
Total	148,373	217,569